CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,298,941	$ 1,890,632
Short-term investments	106,139	459,852
Accounts receivable, net of allowances for doubtful accounts	400,209	339,754
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of US$88,500 and US$105,658 as of December 31, 2024 and 2025, respectively)	330,356	348,774
Total current assets	3,576,788	3,491,781
Property and equipment, net	282,442	215,034
Operating lease assets	153,763	154,717
Intangible assets, net	96,293	109,781
Goodwill	169,280	162,223
Long-term investments	1,663,346	1,389,199
Other non-current assets (including loans to and interest receivable from other related parties of US$358,485 and US$438,470 as of December 31, 2024 and 2025, respectively)	1,149,274	981,764
Total assets	7,091,186	6,504,499
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of US$572,936 and US$614,913 as of December 31, 2024 and 2025, respectively) :
Accounts payable	248,977	158,435
Accrued and other liabilities	634,447	640,207
Operating lease liabilities, short-term	14,045	12,162
Income taxes payable	80,049	84,690
Deferred revenues	78,315	72,642
Total current liabilities	1,055,833	968,136
Long-term liabilities
Convertible senior notes	323,944	320,803
Unsecured senior notes	745,630	744,662
Long-term loans	793,976	795,311
Deferred tax liabilities	119,302	61,052
Operating lease liabilities, long-term	28,347	32,580
Other non-current liabilities	16,591	3,069
Total long-term liabilities	2,027,790	1,957,477
Total liabilities	3,083,623	2,925,613
Commitments and contingencies
Redeemable non-controlling interests	32,828	45,103
Shareholders' equity:
Ordinary shares	61	61
Additional paid-in capital	1,551,702	1,504,560
Accumulated other comprehensive loss	(178,360)	(315,801)
Retained earnings	2,547,326	2,293,951
Total Weibo shareholders' equity	3,920,729	3,482,771
Non-controlling interests	54,006	51,012
Total shareholders' equity	3,974,735	3,533,783
Total liabilities, redeemable non-controlling interests and shareholders' equity	7,091,186	6,504,499
Third parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	314,668	256,670
Related party | Alibaba
Current assets:
Accounts receivable, net of allowances for doubtful accounts	45,812	43,495
Related party | SINA
Current assets:
Amount due from SINA	441,143	452,769
Other related parties
Current assets:
Accounts receivable, net of allowances for doubtful accounts	$ 39,729	$ 39,589